13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 09/30/2003
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: September 30, 2003

Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 44
From 13F Information Table Value Total (USD): 114,258,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn


Abbott Labs	        COM	002824100	835	19628
Aflac Inc.	        COM	001055102	2490	77102
Allstate        	COM	020002101	234	6405
American Express	COM	025816109	8862	196671
American Int'l Group	COM	026874107	17368	301004
Aol/Time Warner Inc	COM	02364J104	7509	496950
Bank Of Amer	        COM	060505104	272	3481
Bank Of New York	COM	064057102	205	7054
Beckman Coulter Inc	COM	075811109	562	12335
Berkshire Hathaway	COM	084670991	2100	28
Berkshire Hathaway B	COM	084670207	10071	4035
Chevron Texaco   	COM	166764100	267	3738
Chubb	                COM	171232101	322	4965
Citigroup Inc   	COM	172967101	3085	67777
Coca-Cola	        COM	191216100	2199	51177
Colgate Palmolive	COM	194162103	1783	31901
Comcast A 	        COM	        	300	9737
Costco Wholesale	COM	22160K105	2713	87090
Diageo (Guiness)	COM	25243q205	3436	77830
Disney	                COM	254687106	1495	74113
Emerson Electric	COM	291011104	1053	19996
Exxon Mobil       	COM	302290101	2188	59773
Fannie Mae      	COM	313586109	6162	87779
Freddie Mac     	COM	313400301	1398	26697
General Electric	COM	369604103	11582	388543
Gillette	        COM	375766102	1314	41081
Glowpoint	        COM	379887102	128	40100
Johnson & Johnson	COM	478160104	1500	30286
Laboratory Corp Amer 	COM	50540R409	2900	101050
Mercury General Corp	COM	589400100	415	9275
Microsoft	        COM	594918104	206	7428
Nestle Sa Rep Adr	COM	641069406	247	4300
Pepsico Inc.    	COM	713448108	1334	29104
Pfizer          	COM	717081103	8524	280565
Procter & Gamble	COM	742718109	1379	14857
Royal Dutch Petr.	COM	780257804	327	7389
Schering-Plough	        COM	806605101	239	15673
Synergy Technologies	COM	        	1	140000
United Technologies	COM	913017109	807	10440
WR Berkley Corp	        COM	084423102	3185	92952
Washington Post 	COM	939640108   	342	515
Wells Fargo & Co.	COM	949746101	753	14629
Wesco Financial 	COM	950817106	1640	4825
Wyeth/Amer Home  	COM	026609107	526	11415